OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2018
OTHER LIABILITIES
Summary of other liabilities

	December 31,
	2017	2018	2018
	RMB	RMB	(Note2) USD
			Unaudited
Non-income taxes and surcharges payable	35,544	37,869	5,508
Deferred revenue	6,214	88,098	12,813
Accrued offering costs	842	842	122
Payable to other investors of consolidated funds	—	12,745	1,854
Accrued expenses and others	2,953	4,838	704
Total	45,553	144,392	21,001